14. Short-term Borrowings and Long-term Borrowings (Details - Debt) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debtor finance	$ 2,789	$ 2,226
Other short-term borrowings	204	414
Current portion of long-term borrowings	273	217
Total short-term borrowings and current portion of long-term borrowings	3,266	2,857
Long term bank borrowings	6,573	6,256
Other long-term borrowings	55	0
Total long-term borrowings	6,628	6,256
Less: current portion of long-term borrowings	(273)	(217)
Total long-term borrowings, excluding current portion	6,355	6,039
Total borrowings	$ 9,621	$ 8,896